Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 25, 2020
Entity Registrant Name	dei_EntityRegistrantName	THIRD AVENUE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001089107
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020